Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp
Redeemable Convertible Preferred Stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Redeemable Convertible Preferred Stock, shares authorized				10,000,000	10,000,000	6,312,500	6,312,500	8,060,048	8,060,048
Redeemable Convertible Preferred Stock, shares issued				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Redeemable Convertible Preferred Stock, shares outstanding				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Preferred stock, par value										$ 0.0001	$ 0.0001
Preferred stock, shares authorized										10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001							$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000							100,000,000	100,000,000
Common stock, shares issued	11,668,646	11,269,530	11,202,990							5,000,000	5,000,000
Common stock, shares outstanding	11,668,646	11,269,530	11,202,990							5,000,000	5,000,000